NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 8, 2022 Nationwide VLI Separate Account - 5 ("Registrant") File No. 811-10143
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2021, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	0000810016
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	0000353905
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies